INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX
Schedule of significant components of income tax expense

	2018	2017	2016
Current income tax charge	19,881	20,712	15,177
Prior period tax adjustments	(133)	673	98
Total current income tax	19,748	21,385	15,275
Deferred tax	(2,779)	(2,408)	(137)
Income tax expense on continuing operations	16,969	18,977	15,138
Tax effect from the discontinued operations (Note 10)	—	—	(192)
Total tax expense for the period	16,969	18,977	14,946

Reconciliation of the effective income tax rate to the statutory income tax rate

	2018	2017	2016
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	0.9	1.7	2.1
Prior periods tax effects	(0.2)	0.8	0.1
Different tax rate of foreign subsidiaries	(0.3)	—	(0.5)
Earnings distribution from subsidiaries	0.1	0.9	0.2
Change in fair value of derivative financial instruments	—	0.4	0.3
Derecognition of deferred tax assets	0.1	0.7	—
Other	(0.4)	0.6	0.2
Effective income tax rate	20.2%	25.1%	22.4%

Schedule of deferred income tax assets and liabilities

	December 31,	December 31,
	2018	2017
Deferred tax assets	11,190	5,545
Deferred tax liabilities	(24,439)	(23,773)
Net deferred tax liabilities	(13,249)	(18,228)

Schedule of movements in deferred tax assets and liabilities

			Recognised in
			other
	January 1,	Recognised in	comprehensive	Effect of	Effect of	December 31,
	2017	profit / loss	income	acquisitions	derecognition	2017
Assets / (liabilities) arising from tax effect of:
Depreciation of property, plant and equipment	(19,301)	599	(39)	—	(180)	(18,921)
Other intangible assets	(7,094)	(290)	(8)	(59)	(3)	(7,454)
Potential distributions from/ to Group’s subsidiaries/ associates	(3,987)	(175)	119	—	—	(4,043)
Licenses	(2,099)	80	25	—	—	(1,994)
Customer base	(660)	124	—	—	—	(536)
Accrued expenses for services	6,382	761	(9)	—	(3)	7,131
Lease obligations	2,199	164	—	—	—	2,363
Loss carryforward	1,917	226	—	—	—	2,143
Provision for investment in Delta Bank in Ukraine	653	—	(52)	—	—	601
Deferred connection fees	540	33	(11)	—	—	562
Hedge and other	989	1,077	(141)	—	(5)	1,920
Net deferred tax liability	(20,461)	2,599	(116)	(59)	(191)	(18,228)

		Adjustment on		Recognised in
		initial application		other
	December 31,	of new IFRS	Recognised in	comprehensive	Effect of	December 31,
	2017	standards	profit/loss	income	acquisitions	2018
Assets / (liabilities) arising from tax effect of:
Depreciation of property, plant and equipment	(18,921)	1,632	513	143	395	(16,238)
Other intangible assets	(7,454)	—	1,218	9	147	(6,080)
Potential distributions from/ to Group’s subsidiaries/ associates	(4,043)	—	418	(394)	—	(4,019)
Licenses	(1,994)	—	148	(71)	—	(1,917)
Customer base	(536)	—	279	—	(449)	(706)
Capitalization of cost to obtain and fulfill contracts	—	(1,290)	(31)	—	—	(1,321)
Accrued expenses for services	7,131	—	(603)	51	426	7,005
Right-of-use assets and lease obligations	2,363	(1,632)	1,833	—	—	2,564
Loss carryforward	2,143	—	1,362	—	751	4,256
Provision for investment in Delta Bank in Ukraine	601	—	(319)	85	—	367
Contract liabilities	562	717	(340)	15	—	954
Debt modification	—	(597)	(478)	—	—	(1,075)
Hedge and other	1,920	142	(1,221)	58	2,062	2,961
Net deferred tax liability	(18,228)	(1,028)	2,779	(104)	3,332	(13,249)